SCHEDULE OF SHARE PREMIUM (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
At March 31, 2025		$ (21,003,885)	$ (13,271,507)
Ordinary shares with par value		54,543,914	(16,221,665)
Issue of shares in connection with the initial public offering (Note 1)		66,819,675	1,950,000
Issue of underwriter’s warrants (Note 2)
Listing fee offset against share premium upon completion of initial public offering (Note 1)		(7,525,603)
Loss from extinguishment of financial liabilities with equity (Note 3)	$ 2,400,000	18,720,000
At March 31, 2026		54,543,914	(16,221,665)
Share premium [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025		5,048,160	3,105,960
Ordinary shares with par value		92,402,732	5,048,160
Issue of shares in connection with the initial public offering (Note 1)		66,800,175	1,942,200
Issue of underwriter’s warrants (Note 2)		(1,284,075)
Issue of shares in connection with exercise of overallotment options (Note 1)		10,644,075
Listing fee offset against share premium upon completion of initial public offering (Note 1)		(7,525,603)
Loss from extinguishment of financial liabilities with equity (Note 3)		18,720,000
At March 31, 2026		$ 92,402,732	$ 5,048,160